SHARE OPTION PLANS	12 Months Ended
Dec. 31, 2012
SHARE OPTION PLANS

19. SHARE OPTION PLANS

In November 2006, the Company adopted a stock option scheme (the “2006 Option Plan”) which allows the Company to offer a variety of incentive awards to employees, directors and consultants of the Company (the “2006 Option Plan Participants”). Under the 2006 Option Plan, the Company may issue options to the 2006 Option Plan Participants to purchase not more than 10,799,685 ordinary shares. All options granted under the 2006 Option Plan would expire on November 30, 2016 and generally vest over 3 to 5 years.

On August 22, 2007, the Company’s Board of Directors approved the 2007 Equity Incentive Plan (the “2007 Incentive Plan”). The 2007 Incentive Plan permits the grant of Incentive Stock Options, Non-statutory Stock Options, Restricted Stock, Stock Appreciation Rights, Restricted Stock Units, Performance Units, Performance Shares, and other stock-based awards to employees, directors and consultants of the Group (the “Participants”). Under the 2007 Incentive Plan, the Company may issue up to 10,799,685 ordinary shares plus an annual increase of 2% of the outstanding ordinary shares on the first day of the fiscal year, or such lesser amount of shares as determined by the Board of Directors. The 2007 Incentive Plan will expire on August 21, 2017.

By a resolution of the Board of Directors on November 30, 2007, 59,994 Restricted Stock Units (“RSUs”) were granted to the Company’s existing three independent directors and 7,500 RSUs were authorized to be granted to each of the independent directors annually from January 1, 2008. Each RSU represents one ADS of the Company, which is equal to five ordinary shares. As of December 31, 2009, the 59,994 RSUs have vested. The 7,500 RSUs granted on January 1, 2008 to each of the independent directors vest in batches of 2,500 RSUs each year beginning on January 1, 2009. The 7,500 RSUs granted respectively on January 1, 2010, 2011 and 2012 to each of the independent director vest in batches of 1,250 RSUs each half year beginning on July 1, 2010, 2011 and 2012, respectively. During 2011 and 2012, the Board of Directors also approved grant of 1,337,625 and 420,000 RSUs, respectively, to certain of the Participants.

The following tables summarized the Company’s share option activity under 2006 Option Plan and 2007 Incentive Plan:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual life	Aggregate intrinsic value
		(US$)	(Years)	(US$)

Outstanding, January 1, 2012	9,551,585	1.96	6.76	0.00
Granted	—
Exercised	—
Forfeited	(5,364,860)	2.03
Expired	—

Outstanding, December 31, 2012	4,186,725	1.86	5.53	0.00

Vested and expected to be vested at December 31, 2012	4,186,725	1.86	5.53	0.00

Exercisable at December 31, 2012	3,750,601	1.72	5.36	0.00

	Number of options	Weighted- average grant- date fair value
		(US$)

Unvested, January 1, 2012	2,364,259	0.96
Granted	—
Vested	(827,613)	1.04
Forfeited	(1,100,523)	0.91

Unvested, December 31, 2012	436,124	0.94

The aggregate intrinsic value in the table above represents the total intrinsic value (the aggregate difference between the Company’s closing stock price of US$0.202 per ordinary share as of December 31, 2012 and the exercise price for in-the-money options) that would have been received by the option holders if all in-the-money options had been exercised on December 31, 2012.

The aggregate fair value of share options that vested during 2010, 2011 and 2012 was US$4,043,806, US$3,161,594 and US$862,762, respectively. The weighted-average grant-date fair value of share options granted during 2010, and 2011 was US$1.13, and US$1.07, respectively. No share options were granted during 2012.

The aggregate intrinsic value of share options exercised during 2010, and 2011 was US$1,324,179, and US$60,481, respectively. No share options were exercised during 2012.

The aggregate fair value of the share options outstanding as of December 31, 2012 measured based on respective grant-date fair values was US$5,199,548 and such amount shall be recognized as compensation expense using the straight-line method with graded vesting based on service conditions.

As of December 31, 2012, there was US$350,095 of unrecognized share-based compensation cost related to share options which is expected to be recognized over a weighted-average vesting period of 3.52 years. To the extent the actual forfeiture rate is different from the current estimation, actual share-based compensation related to these awards may be different from the expectation.

The following table summarized the Company’s RSU activity under 2007 Incentive Plan:

	Number of RSUs	Weighted-average grant date fair value	Aggregate intrinsic value
		(US$)	(US$)

Unvested, January 1, 2012	793,750	5.30	777,875
Granted	450,000	1.10
Vested	(218,122)	5.10	241,553
Forfeited	(359,063)	5.46

Unvested, December 31, 2012	666,565	2.45	673,231

The aggregate fair value of vested RSUs for 2010, 2011 and 2012 measured based on respective grant-date fair values was US$627,513, US$3,583,331 and US$1,105,941, respectively. The aggregate fair value of the unvested RSUs as of December 31, 2012 was US$1,631,870 based on the quoted market price of the Company’s ordinary shares at the respective grant dates, and such amount shall be recognized as compensation expenses using the straight-line method with graded vesting based on service conditions. The weighted-average grant-date fair values of RSUs granted during 2010, 2011 and 2012 were US$8.00, US$6.26 and US$1.10, respectively. The total intrinsic value of RSUs vested during 2010, 2011 and 2012 was US$407,400, US$2,533,282 and US$241,553, respectively.

As of December 31, 2012, there was US$1,856,753 of unrecognized share-based compensation cost related to RSUs which is expected to be recognized over a weighted-average vesting period of 3.91 years. To the extent the actual forfeiture rate is different from current estimation, actual share-based compensation related to these awards may be different from the expectation.

For stock options granted before January 1, 2008, the fair value of each share option grant was estimated on the date of grant using the Black-Scholes option pricing model. For share options granted after January 1, 2008, the fair value of each award is estimated on the date of grant using a binomial-lattice option valuation model. The binomial-lattice model considers characteristics of fair value option pricing that are not available under the Black-Scholes model. Similar to the Black-Scholes model, the binomial-lattice model takes into account variables such as volatility, dividend yield, and risk-free interest rate. However, in addition, the binomial-lattice model considers the contractual term of the option, the probability that the option will be exercised prior to the end of its contractual life, and the probability of termination or retirement of the option holder in computing the value of the option. For these reasons, the Company believes that the binomial-lattice model provides a fair value for its share-based compensation plans that is more representative of actual experience and future expected experience than the value calculated using the Black-Scholes model.

The Company calculated the estimated fair value of share options on the grant date using the binomial-lattice model for 2010, and 2011, respectively, with the following assumptions. No share options were granted in 2012.

	Granted in 2010		Granted in 2011

Risk-free interest rate		0.25% – 3.31%	3.33%
Expected dividend yield		0%	0%
Expected volatility		80%	80%
Sub-optimal early exercise factor		3-4 times	2.5 times
Fair value of ordinary shares	From US$ to US$	1.39 2.49	US$1.71

Risk-free interest rate is based on a zero coupon U.S. bond rate for the terms consistent with the expected life of the award at the time of grant. Expected dividend yield is determined in view of the Company’s historical dividend payout rate. The Company estimates expected volatility at the date of grant based on a combination of historical and implied volatilities from comparable publicly listed companies. Forfeiture rate of 0% is estimated based on historical forfeiture patterns and adjusted to reflect future change in facts and circumstances, if any. The sub-optimal early exercise factor is determined based on the expected price multiple at which employees are likely to exercise stock options.

Total compensation expense relating to share options and RSUs recognized for the years ended December 31, 2010, 2011 and 2012 is as follows:

	For the year ended December 31,
	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Cost of revenues	7,898	5,177	2,971	477
Selling expenses	4,184	4,223	971	156
General and administrative expenses	18,365	27,929	3,264	524
Research and development expenses	1,516	1,002	576	92

	31,963	38,331	7,782	1,249